Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 4) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CNY Y	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Sep. 30, 2011 Minimum Y	Dec. 31, 2011 Minimum M Y	Sep. 30, 2011 Maximum Y	Dec. 31, 2011 Maximum M Y
Revenue Recognition
Period of assembly and installation of PV systems (in months)										1		3
VAT rate (as a percent)					17.00%	17.00%
Employee Benefits Plans
Required contribution by company for each employee as a percentage on standard salary base					20.00%	20.00%
Standard salary base rate for medical insurance benefits (as a percent)										7.50%		10.00%
Standard salary base rate for unemployment (as a percent)										1.00%		2.00%
Standard salary base rate for other statutory benefits (as a percent)										6.60%		13.60%
Total amount of contributions					$ 28,236	177,714	76,161	27,128
Warranty cost
Guarantee for defects in materials and workmanship (in years)									2		5
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms (in years)			10 years	10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms (in years)			25 years	25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules			90.00%	90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules			80.00%	80.00%
Warranty period of company's modules, storage, batteries, controllers and inverters (in years)										1		5
Warranty accrual rate as a percent of revenue					1.00%	1.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms	91.20%	91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms (in years)	10 years	10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms	80.70%	80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms (in years)	25 years	25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms	98.00%	98.00%
Period guaranteed for 98.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms (in years)	1 year	1 year
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms	92.00%	92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms (in years)	10 years	10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms	82.00%	82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms (in years)	25 years	25 years
Period for linear based power output warranty by year of company's multicrystalline PV modules (in years)	25	25
Changes in the carrying amount of accrued warranty liability
Beginning balance			48,243	303,641	48,243	303,641	189,233	123,649
Warranty expense for the current year					24,483	154,092	125,155	72,747
Warranty costs incurred or claimed							(10,747)	(7,163)
Total accrued warranty cost	72,726	457,733			72,726	457,733	303,641	189,233
Less: accrued warranty cost, current portion	5,145	32,383			5,145	32,383	22,469	14,789
Accrued warranty cost, excluding current portion	67,581	425,350			67,581	425,350	281,172	174,444
Firm Purchase Commitment
Provision for inventory purchase commitments					$ 135,321	851,694
Income taxes
Percentage of likelihood of realization that the tax benefits must exceed in order for the amount to be recognized					50.00%	50.00%
Segment Reporting
Number of operating segments					1	1